Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net loss	$ (614)	$ (2,913)	$ (8,443)	$ (1,014)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments, net of tax of $0 and $0	(1,388)	841	1,455	(503)
Pension liability adjustments, net of tax of $0 and $0	(291)	(420)	(1,116)	(421)
Other comprehensive (loss) income	(1,679)	421	339	(924)
Comprehensive loss	$ (2,293)	$ (2,492)	$ (8,104)	$ (1,938)